UNITED STATES.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Report to Stockholders

December 31, 2020

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. (the “Adviser” or “Dupree”) began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, the Adviser began what is now Dupree Mutual Funds (the “Trust”) with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 79 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2020

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors that may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues used to pay debt service on issued bonds are received by state and local governments. Similarly, the performance of a government bond fund may be influenced by a number of factors including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2020 (the “Reporting Period”), the economy continued to slowly rebound from the sharp contraction caused by the COVID-19 pandemic. Real gross domestic product (“GDP”) increased at an annual rate of 33.4 percent in the third quarter which reflected continued efforts to reopen businesses and resume activities that were postponed or restricted due to COVID-19. Economic growth continued to recover during the fourth quarter, albeit at a much slower pace, with real GDP increasing at a 4.0 percent annual rate (advance estimate).

Labor market conditions continued to slowly improve during the Reporting Period. The seasonally adjusted national unemployment rate was 6.7 percent in December. This was down from a high of 14.8 percent in April 2020, but still significantly above the level of unemployment at the start of the year. Employment losses have been concentrated primarily among lower-wage workers.

Key measures of inflation continued to run at or below the Federal Reserve’s (the “Fed”) 2.0 percent inflation target during the Reporting Period. The Consumer Price Index (“CPI”) increased at an annual rate of 1.3 percent in December. The core CPI which excludes food and energy costs increased at an annual rate of 1.6 percent in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditure Index (PCE), increased at an annual rate of 1.5 percent in December. Price inflation has continued to be held down by relatively weak aggregate demand and declines in consumer energy prices. Near-term and long-term inflation expectations have ticked up slightly, but inflation continues to remain within the range in which it has fluctuated in recent years.

In response to the COVID-19 pandemic, the Fed cut the federal funds target rate range by 100 basis points at its March meeting. During the second half of the year, the Fed left the fed funds target rate range unchanged at 0.00%-0.25%. The Fed has indicated that short-term rates will likely remain low for an extended period of time.

The Fed also launched a number of emergency liquidity facilities under the authority of section 13(3) of the Federal Reserve Act designed to support the flow of credit to businesses, households, and state and local governments. The Fed also ramped up its purchase of Treasury securities and agency mortgage backed securities in an effort to reduce volatility in financial markets (the bond buying program is ongoing). The measures taken by the Fed were largely successful as financial markets stabilized and established new highs by the end of the year. The emergency lending facilities expired at the end of the year but can be reauthorized, if necessary.

Yields on benchmark 10-year and 30-year AAA-rated municipal securities grinded lower during the second half of the year (declining 19 and 24 basis points, respectively). Lower yields resulted in higher bond prices. Despite the widespread disruption and economic dislocation caused by COVID-19, credit conditions in the investment grade municipal bond market have held up relatively well. Some municipal credits have been disproportionately impacted by COVID-19, such as convention centers, airports, small hospitals and colleges, and toll roads. There has been a slight uptick in the default rate, but it has been largely confined to the high yield sector. Bonds issued to finance nursing homes represented roughly 40% of the defaults, followed closely by bonds issued to finance land secured deals involving real estate and industrial projects.

i

States that are particularly dependent upon tourism and leisure industries and that have higher unemployment rates and higher virus transmission rates are generally seeing larger impacts on their economies and tax revenues. While the pandemic has led to a significant decline in state tax revenues, the news on this front is mixed. State income taxes have remained relatively buoyant because the majority of the job losses have been concentrated among lower earners who pay a relatively small amount of income tax. Tax receipts have been especially resilient in states that rely on progressive income taxes, as higher earners have successfully adjusted to the new work-from-home environment. Additionally, due to a recent change in the law, many states are now collecting taxes on online sales that have boomed during the pandemic.

Aid to state and local governments via the Coronavirus Aid, Relief and Economic Security Act largely offset revenue declines for the last fiscal year that ended in June. However, states and cities are now faced with making difficult budget decisions in the current fiscal year. A proposal for an additional $350 billion in direct assistance for states and cities has been put forth by the Biden administration as part of its $1.9 trillion relief plan. Moody’s Analytics, Inc. has estimated that aid of about $80 billion to $100 billion would likely cover the shortfall facing states and local governments through mid-2022. It seems likely that additional aid to states and cities will be approved, but the exact amount of the assistance is still difficult to predict. Unfunded pension and healthcare obligations and rising Medicaid expenditures continue to present budgetary challenges for a number of states.

A discussion of the performance of each of our funds for the six month period ended December 31, 2020 follows:

During the Reporting Period, municipal bonds provided positive total returns with the Bloomberg Barclays Municipal Bond Index (“Muni Index”) increasing 3.07 percent. Taxable municipal bonds outperformed tax-exempts bonds with the Bloomberg Barclays Taxable Municipal Bond Index (“Taxable Muni Index”) returning 3.16 percent. The Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”) provided a negative total return of -0.02 percent.

Longer-dated investment grade municipal bonds outperformed shorter-dated municipal bonds during the Reporting Period. Municipal bonds with maturities in the range of 17-22 years and 22+ years provided the highest returns, whereas municipal bonds with maturities in the range of 1-2 years provided the lowest returns. Additionally, lower-rated bonds generally outperformed higher-rated bonds. Municipal bonds rated “BAA” provided the highest returns, while bonds rated “AAA” provided the lowest returns. The Muni Index holds a higher percentage of bonds rated “BAA” than any of our single-state municipal bond funds.

The Kentucky Tax-Free Income Series provided a total return of 3.25 percent during the Reporting Period and slightly outperformed the Muni Index. The Kentucky Tax-Free Short-to-Medium Series provided a total return of 1.58 percent. The Kentucky Tax-Free Short-to-Medium Series had a shorter duration (2.73 years) than the Muni Index (5.18 years), which led to its underperformance during the Reporting Period.

The Tennessee Tax-Free Income Series provided a total return of 1.99 percent during the Reporting Period. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 0.89 percent. Both the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series had shorter durations (3.78 years and 3.25 years, respectively) than the Muni Index (5.18 years), which led to their underperformance during the Reporting Period.

The North Carolina Tax-Free Income Series provided a total return of 2.32 percent during the Reporting Period. The North Carolina Tax-Free Short-to-Medium Series provided a total return of 1.34 percent. Both the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series had shorter durations (5.05 and 3.82 years, respectively) than the Muni Index (5.18 years), which led to their underperformance during the Reporting Period.

The Alabama Tax-Free Income Series provided a total a total return of 1.98 percent during the Reporting Period. The Alabama Tax-Free Income Series had a shorter duration (4.54 years) than the Muni Index (5.18 years), which led to its underperformance during the Reporting Period.

The Mississippi Tax-Free Income Series provided a total return of 1.65 percent during the Reporting Period. The Mississippi Tax-Free Income Series had a shorter duration (4.56 years) than the Muni Index (5.18 years), which led to its underperformance during the Reporting Period.

The Intermediate Government Bond Series provided a total return of 0.06 percent which was in line with the performance of the Intermediate Government Bond Index during the Reporting period.

The Taxable Municipal Bond Series provided a total return of 2.63 percent during the Reporting Period. The Taxable Municipal Bond Series had a shorter duration (7.61 years) than the Taxable Municipal Bond Index (9.99 years), which led to its underperformance during the Reporting Period.

It should be noted that none of the Bloomberg Barclays indices take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2020. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2020.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.12%
Aa/AA	91.41%
A	3.93%
Not Rated	3.54%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	28.87%
School Improvement	19.06%
Municipal Utility Revenue	13.70%
University Consolidated Education and Building Revenue	12.87%
Public Facilities	11.68%
Refunding	5.47%
Hospital and Healthcare Revenue	2.38%
Turnpikes/Toll Road/Highway Revenue	2.35%
Miscellaneous Public Improvement	2.28%
Other Assets Less Liabilities	1.34%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	49.78%
A	48.97%
Baa/BBB	0.02%
Not Rated	1.23%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	31.56%
School Improvement	14.69%
University Consolidated Education and Building Revenue	11.99%
Municipal Utility Revenue	11.41%
Turnpikes/Toll Road/Highway Revenue	7.25%
Hospital and Healthcare Revenue	5.96%
Public Facilities	5.79%
Prerefunded	5.57%
Refunding	2.92%
Airport Revenue	0.74%
Ad Valorem Property	0.14%
State and Local Mortgage/Housing Revenue	0.11%
Other Assets Less Liabilities	1.87%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.39%
Aa/AA	25.89%
A	73.72%

100.00%

COMPOSITION
% of Net Assets
School Improvement	22.07%
Miscellaneous Public Improvement	19.22%
Public Facilities	17.59%
Turnpikes/Toll Road/Highway Revenue	9.48%
University Consolidated Education and Building Revenue	8.57%
Hospital and Healthcare Revenue	7.05%
Municipal Utility Revenue	5.43%
Refunding	4.04%
Prerefunded	3.52%
Airport Revenue	1.26%
Other Assets Less Liabilities	1.77%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	91.10%
A	8.90%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	29.11%
Prerefunded	20.09%
Municipal Utility Revenue	14.46%
Turnpikes/Toll Road/Highway Revenue	8.02%
Ad Valorem Property	6.46%
Public Facilities	5.65%
School Improvement	5.46%
Refunding	4.76%
Miscellaneous Public Improvement	2.61%
Hospital and Healthcare Revenue	1.74%
Other Assets Less Liabilities	1.64%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2020.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY *	% of Net Assets at Fair Value
Aaa/AAA	5.58%
Aa/AA	78.94%
A	15.48%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	18.54%
School Improvement	17.63%
Public Facilities	14.38%
Municipal Utility Revenue	12.31%
Prerefunded	9.61%
Refunding	7.62%
Hospital and Healthcare Revenue	6.54%
Turnpikes/Toll Road/Highway Revenue	4.62%
Miscellaneous Public Improvement	3.52%
Airport Revenue	3.12%
Lease Revenue	1.05%
Escrowed to Maturity	0.59%
Ad Valorem Property	0.23%
Other Assets Less Liabilities	0.24%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY *	% of Net Assets at Fair Value
Aaa/AAA	2.25%
Aa/AA	62.56%
A	34.49%
Not Rated	0.70%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	23.96%
Refunding	17.57%
Municipal Utility Revenue	16.70%
School Improvement	11.16%
Public Facilities	8.26%
Hospital and Healthcare Revenue	5.16%
Turnpikes/Toll Road/Highway Revenue	3.87%
Prerefunded	3.66%
Ad Valorem Property	2.13%
Lease Revenue	1.96%
Escrowed to Maturity	1.74%
Miscellaneous Public Improvement	1.05%
Other Assets Less Liabilities	2.78%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.06%
Aa/AA	79.01%
A	16.57%
Not Rated	1.36%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	34.72%
School Improvement	11.92%
Public Facilities	10.79%
University Consolidated Education and Building Revenue	8.31%
Miscellaneous Public Improvement	8.20%
Prerefunded	8.06%
Hospital and Healthcare Revenue	7.04%
Refunding	5.22%
Airport Revenue	2.76%
Industrial Revenue	0.93%
Other Assets Less Liabilities	2.05%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	81.71%
A	17.94%
Not Rated	0.35%

100.00%

COMPOSITION
% of Net Assets
Refunding	23.47%
Public Facilities	22.11%
Municipal Utility Revenue	21.73%
School Improvement	13.65%
University Consolidated Education and Building Revenue	10.25%
Prerefunded	2.00%
Airport Revenue	1.74%
Miscellaneous Public Improvement	0.64%
Other Assets Less Liabilities	4.41%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2020.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit Bank	65.02%
Federal Home Loan Bank	28.29%
Federal Home Loan Mortgage Corporation	3.11%
Other Assets Less Liabilities	3.58%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	3.15%
Aa/AA	90.65%
A	6.20%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	31.51%
Public Facilities	13.83%
Prerefunded	8.82%
School Improvement	8.81%
Refunding	8.22%
University Consolidated Education and Building Revenue	6.53%
State and Local Mortgage/Housing Revenue	4.45%
Hospital and Healthcare Revenue	3.48%
Miscellaneous Public Improvement	3.08%
Turnpikes/Toll Road/Highway Revenue	2.98%
Marina/Port Authority Revenue	2.15%
Ad Valorem Property	1.78%
Mass Transit	1.74%
Airport Revenue	0.87%
Other Assets Less Liabilities	1.75%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
28.87% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$703,236
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	302,340
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	602,668
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	178,407
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	268,493
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	215,894
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	288,033
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	518,459
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	AA-*	300,000	342,942
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	284,803
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	420,403
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	166,755
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	245,000	263,581
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	435,448
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	156,083
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	430,000	431,720
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	502,761
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	876,734
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	400,334
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	350,313

					7,709,407
SCHOOL IMPROVEMENT BONDS
19.06% of Net Assets
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	462,859
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	363,602
Elmore County AL Board of Education	4.000	08/01/2036	Aa3	225,000	270,945
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	299,268
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	276,893
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	371,186
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	190,342
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	292,750
Madison AL Board of EducationSpecial Tax School Warrants	4.000	02/01/2041	Aa3	370,000	446,879
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	787,096
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	281,753
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	413,236
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	30,074
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	303,118
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	302,143

					5,092,144
MUNICIPAL UTILITY REVENUE BONDS
13.70% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	240,306
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	119,771
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	283,973
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	287,905
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	257,299
Coosa Valley Water Supply	4.000	10/01/2036	AA-*	150,000	180,693
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	138,785
Jasper AL Waterworks & Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	456,228
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	347,527
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	455,320
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	285,465
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	427,556
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	179,073

					3,659,901

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.87% of Net Assets
AL Community College System Gadsden State Community College	5.000%	06/01/2038	A1	$325,000	$395,649
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	434,564
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	292,185
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	348,321
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	243,702
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	251,237
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	309,623
University of AL Huntsville	5.000	09/01/2038	Aa3	500,000	625,870
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	537,411

					3,438,562
PUBLIC FACILITIES REVENUE BONDS
11.68% of Net Assets
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,134
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,556
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,365
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	613,300
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	305,685
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	289,483
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	568,905
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	250,823
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	437,248
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	120,245
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	143,210

					3,119,954
REFUNDING BONDS
5.47% of Net Assets
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	620,770
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	839,899

					1,460,669
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.38% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	635,245

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.35% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	294,190
AL State Highway Finance Corporation	5.000	08/01/2040	Aa2	250,000	333,090

					627,280
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.28% of Net Assets
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	295,250
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	314,393

					609,643

Total Investments 98.66% of Net Assets (cost $24,313,626) (See (a) below for further explanation)					$26,352,805

Other assets in excess of liabilities 1.34%					358,417

Net Assets 100%					$26,711,222

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2020

(a)	Cost for federal income tax purposes is $24,313,626 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,039,413
Unrealized depreciation	(234)

Net unrealized appreciation	$2,039,179

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,352,805
Level 3	Significant Unobservable Inputs	—

$26,352,805

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $24,313,626)		$26,352,805
Cash		193,416
Interest receivable		299,022

Total assets		26,845,243
LIABILITIES:
Payable for:
Distributions to shareholders	100,374
Fund shares redeemed	6,097
Investment advisory fee	6,407
Transfer agent fee	7,268
Professional fees	5,937
Custodian expense	2,727
Trustee fees	1,074
Accrued expenses	4,137

Total liabilities		134,021

NET ASSETS:
Capital		24,671,535
Total distributable earnings		2,039,687

Net assets at value		$26,711,222

NET ASSET VALUE, offering price and redemption price per share (2,074,168 shares outstanding; unlimited number of shares authorized no par value)		$12.88

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$425,912

Expenses:
Investment advisory fee	69,822
Transfer agent fee	19,782
Custodian expense	4,703
Professional fees	3,840
Compliance fees	3,630
Pricing fees	3,025
Registration fees	2,554
Trustees fees	1,377
Other expenses	3,392

Total expenses	112,125
Fees waived by Adviser (Note 2)	(14,342)
Custodian expense reduction	(9)

Net expenses	97,774

Net investment income	328,138

Realized and unrealized gain on investments:
Net realized gain	71,913
Net change in unrealized appreciation/(depreciation)	140,108

Net realized and unrealized gain on investments	212,021

Net increase in net assets resulting from operations	$540,159

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$328,138	$680,102
Net realized gain on investments	71,913	18,246
Net change in unrealized appreciation/(depreciation)	140,108	680,806

Net increase in net assets resulting from operations	540,159	1,379,154
Total distributions	(328,138)	(680,102)
Net fund share transactions (Note 4)	(854,795)	501,183

Total increase/(decrease)	(642,774)	1,200,235
Net assets:
Beginning of year	27,353,996	26,153,761

End of period	$26,711,222	$27,353,996

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.78		$12.43	$12.08	$12.29	$12.77	$12.36

Income from investment operations:
Net investment income	0.15		0.33	0.34	0.36	0.37	0.39
Net gains/(losses) on investments	0.10		0.35	0.35	(0.21)	(0.48)	0.41

Total from investment operations	0.25		0.68	0.69	0.15	(0.11)	0.80
Less distributions:
Distributions from net investment income	(0.15)		(0.33)	(0.34)	(0.36)	(0.37)	(0.39)

Net asset value, end of period	$12.88		$12.78	$12.43	$12.08	$12.29	$12.77

Total return	1.98%	(b)	5.49%	5.80%	1.24%	(0.82)%	6.61%
Net assets, end of period (in thousands)	$26,711		$27,354	$26,154	$25,255	$26,555	$29,378
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.81%	(c)	0.82%	0.84%	0.82%	0.78%	0.78%
Ratio of net investment income to average net assets	2.37%	(c)	2.58%	2.79%	2.96%	3.00%	3.14%
Portfolio turnover	8.17%	(b)	6.98%	16.54%	13.83%	6.95%	5.37%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
31.56% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$415,867
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	294,521
KY Association of Counties	5.000	02/01/2030	AA-*	35,000	35,085
KY Association of Counties	5.000	02/01/2032	AA-*	55,000	55,134
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	479,174
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	495,034
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	804,492
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	520,577
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	862,658
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,655,670
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,151,430
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,315,603
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,119,839
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	597,135
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	1,085,376
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,144,718
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,246,904
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	1,031,156
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,441,468
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,286,080
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,387,464
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,500,067
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,262,597
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,567,450
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,905,360
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,441,360
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,910,846
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,391,431
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,137,520
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,173,669
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,881,450
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,698,803
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,314,549
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,139,919
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,682,775
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,938,360
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,771,717
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,165,070
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,203,525
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	4,250,142
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	3,377,862
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,741,416
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,225,295
KY State Property & Building #115	5.000	04/01/2028	A1	5,000,000	6,191,650
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,502,605
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,808,432
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	17,353,587
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,990,700
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	6,185,045
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,477,677
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,297,950
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	7,036,600
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	6,104,946
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,343,979
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,626,886
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	910,310
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	12,335,800

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #119	5.000%	05/01/2036	A1	$10,000,000	$12,266,000
KY State Property & Building #119	5.000	05/01/2037	A1	770,000	940,324
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	1,011,074
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,252,710
KY State Property & Building #122	4.000	11/01/2034	A1	750,000	873,608
KY State Property & Building #122	4.000	11/01/2035	A1	1,500,000	1,743,645
KY State Property & Building #122	4.000	11/01/2036	A1	750,000	867,068
KY State Property & Building #122	4.000	11/01/2037	A1	1,750,000	2,017,645
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	783,567
KY State Property & Building #122	4.000	11/01/2038	A1	5,845,000	6,725,140
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	11,086,161
KY State Property & Building #124	5.000	11/01/2037	A1	7,530,000	9,810,912
KY State Property & Building #124	5.000	11/01/2038	A1	7,915,000	10,312,533
KY State Property & Building #124	5.000	11/01/2039	A1	8,325,000	10,846,724
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,967,901

					314,777,747
SCHOOL IMPROVEMENT BONDS
14.69% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,145,396
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,505,431
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,600,639
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,696,722
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,065,427
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,375,229
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,466,202
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,587,515
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,536,948
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,084,670
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,967,754
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,494,750
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,042,871
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,877,260
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,344,250
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	732,263
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,141,306
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,205,220
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,208,291
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,793,732
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,711,591
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,834,276
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,921,546
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,354,779
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,119,595
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,980,900
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,415,407
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,439,814
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,409,819
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,458,511
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,508,884
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,500,802
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,534,710
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,688,432
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,127,664
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,769,446
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,627,999
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	6,163,114
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,625,803
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,537,708

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Scott County KY School District Finance Corporation	4.000%	06/01/2036	Aa3	$1,500,000	$1,694,385
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,729,310
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	7,058,189
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,386,490

					146,471,050
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.99% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,350,045
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,634,229
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,930,430
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,597,372
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,379,717
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,587,391
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	3,360,960
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,524,501
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,687,359
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,313,908
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	5,145,566
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	3,340,905
Murray State University	5.000	03/01/2032	A1	2,220,000	2,581,483
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,052,354
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,209,383
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,338,114
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,453,878
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,499,555
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	6,390,000	7,258,082
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	18,261,770
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,157,844
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,394,434
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	12,144,247
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,345,145
Western KY University	4.000	09/01/2034	A1	575,000	653,476
Western KY University	4.000	09/01/2035	A1	595,000	674,819
Western KY University	4.000	09/01/2036	A1	620,000	701,728

					119,578,695
MUNICIPAL UTILITY REVENUE BONDS
11.41% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa2	6,100,000	7,102,108
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	792,265
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	824,369
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	861,984
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	908,008
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	946,022
KY Bond Development Corporation	5.000	09/01/2030	A2	2,515,000	3,368,013
KY Bond Development Corporation	5.000	09/01/2031	A2	2,645,000	3,533,932
KY Bond Development Corportatin	5.000	09/01/2032	A2	2,780,000	3,685,863
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,176,965
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	954,589
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	295,000	295,564
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	479,666
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	486,600
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,673,925
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,108,430
Louisville & Jefferson County Metropolitan Sewer**	5.000	05/15/2034	Aa3	27,730,000	28,744,914
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,577,189
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,515,333
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,591,718
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,778,661

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	4.750%	05/15/2036	Aa3	$2,795,000	$3,224,340
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	11,822,700
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,635,759
Northern KY Water District	5.000	02/01/2026	Aa2	1,000,000	1,051,690
Northern KY Water District	5.000	02/01/2027	Aa2	4,315,000	4,536,575
Northern KY Water District	5.000	02/01/2033	Aa2	3,580,000	3,593,960
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	281,689
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	312,447
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	345,227
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	225,404
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	365,885
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	459,844
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,417,666
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,497,430
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,246,420
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,436,376

					113,859,530
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.25% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,571,915
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,504,235
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,776,414
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,738,254
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,265,976
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,650,289
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,799,600
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,880,406
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,547,509
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa3	9,350,000	9,870,889
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,516,419
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,141,351
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,231,972
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,453,600
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,318,430
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	480,088
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	598,410

					72,345,757
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.96% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	2,059,002
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,570,505
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,348,608
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,445,034
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,524,165
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,016,770
Lexington Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,336,533
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,227,880
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	6,810,000	8,188,957
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	4,342,030
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,879,784
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2039	A*	4,500,000	5,266,305
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	2,000,000	2,333,560
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,800,937
Warren County KY Hospital	5.000	04/01/2035	A+*	1,025,000	1,106,190

					59,446,260

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
5.79% of Net Assets
KY Bond Development	5.000%	09/01/2035	A2	$1,275,000	$1,538,543
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,407,120
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,346,085
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,783,050
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,594,445
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,901,072
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	6,172,800
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,667,506
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,507,756
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,650,139
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,710,265
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,778,905
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,843,835
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,907,808
Laurel County KY Judicial Center	5.000	03/01/2025	A1	500,000	580,750
Lexington Fayette Urban County Government — Court Facilities	4.000	10/01/2030	A1	785,000	906,761
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,725,000	2,945,180
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,223,632
Nicholasville KY General Obligation	3.500	05/01/2030	AA*	1,480,000	1,702,577
Nicholasville KY General Obligtion	5.000	02/01/2029	AA*	1,160,000	1,518,765
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	823,613
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,030,588
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,270,908
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,073,698
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,121,453
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,388,542
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,188,616
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,242,503
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,533,175
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,443,373

					57,803,463
PREREFUNDED BONDS
5.57% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	863,444
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,140,914
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,779,656
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,661,113
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	457,101
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	477,417
KY State Property & Building #100	5.000	08/01/2027	A1	610,000	626,879
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,256,146
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,241,117
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,254,802
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,340,413
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,533,646
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,630,170
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,844,666
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	975,652
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	410,488
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	2,004,845
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	12,049,591
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,743,619
Owensboro KY Public Property	4.500	04/01/2034	A1	1,165,000	1,177,722
University of Louisville General Receipts	5.000	09/01/2030	Baa1	440,000	453,851
University of Louisville General Receipts	5.000	09/01/2031	Baa1	2,580,000	2,661,915

					55,585,167

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
2.92% of Net Assets
KY State Property & Building #84	5.000%	08/01/2021	A1	$310,000	$318,131
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,293,660
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	438,603
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,214,846
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,899,309

					29,164,549
AIRPORT REVENUE BONDS
.74% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	286,706
Kenton County Airport	5.000	01/01/2034	A1	275,000	349,440
Kenton County Airport	5.000	01/01/2035	A1	300,000	380,169
Kenton County Airport	5.000	01/01/2036	A1	965,000	1,217,068
Kenton County Airport	5.000	01/01/2037	A1	670,000	842,136
Kenton County Airport	5.000	01/01/2038	A1	500,000	627,180
Kenton County Airport	5.000	01/01/2039	A1	500,000	625,900
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	3,091,475

					7,420,074
AD VALOREM PROPERTY BONDS
.14% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,367,336

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.11% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa2	160,000	160,328
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	936,206

					1,096,534

Total Investments 98.13% of Net Assets (cost $910,389,351) (See (a) below for further explanation)					$978,916,162

Other assets in excess of liabilities 1.87%					18,671,608

Net Assets 100%					$997,587,770

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $910,389,351 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$68,534,617
Unrealized depreciation	(7,806)

Net unrealized appreciation	$68,526,811

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	978,916,162
Level 3	Significant Unobservable Inputs	—

$978,916,162

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $910,389,351)		$978,916,162
Cash		12,065,894
Receivable for fund shares sold		105,457
Interest receivable		10,893,329

Total assets		1,001,980,842
LIABILITIES:
Payable for:
Distributions to shareholders	2,930,423
Fund shares redeemed	750,089
Investment advisory fee	317,651
Transfer agent fee	102,048
Professional fees	154,356
Trustees fees	41,512
Custodian expense	12,298
Accrued expenses	84,695

Total liabilities		4,393,072

NET ASSETS:
Capital		929,055,021
Total distributable earnings		68,532,749

Net assets at value		$997,587,770

NET ASSET VALUE, offering price and redemption price per share (124,517,079 shares outstanding; unlimited number of shares authorized no par value)		$8.01

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$15,235,320

Expenses:
Investment advisory fee	1,872,220
Transfer agent fee	600,688
Professional fees	136,372
Custodian expense	51,128
Trustees fees	48,908
Pricing fees	12,880
Compliance fees	3,680
Registration fees	2,165
Other expenses	66,212

Total expenses	2,794,253
Custodian expense reduction	(103)

Net expenses	2,794,150

Net investment income	12,441,170

Realized and unrealized gain on investments:
Net realized gain	355,885
Net change in unrealized appreciation/(depreciation)	19,311,301

Net realized and unrealized gain on investments	19,667,186

Net increase in net assets resulting from operations	$32,108,356

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$12,441,170	$25,818,863
Net realized gain on investments	355,885	360,854
Net change in unrealized appreciation/(depreciation)	19,311,301	2,399,952

Net increase in net assets resulting from operations	32,108,356	28,579,669
Total distributions	(12,946,628)	(25,818,863)
Net fund share transactions (Note 4)	4,537,087	1,864,092

Total increase	23,698,815	4,624,898
Net assets:
Beginning of year	973,888,955	969,264,057

End of period	$997,587,770	$973,888,955

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$7.86		$7.83	$7.60	$7.76	$8.06	$7.83

Income from investment operations:
Net investment income	0.10		0.21	0.22	0.23	0.24	0.25
Net gains/(losses) on securities	0.15		0.03	0.24	(0.16)	(0.30)	0.23

Total from investment operations	0.25		0.24	0.46	0.07	(0.06)	0.48
Less distributions:
Distributions from net investment income	(0.10)		(0.21)	(0.22)	(0.23)	(0.24)	(0.25)
Distributions from capital gains	0.00	(b)	0.00	(0.01)	0.00 (b)	0.00 (b)	0.00 (b)

Total distributions	(0.10)		(0.21)	(0.23)	(0.23)	(0.24)	(0.25)

Net asset value, end of period	$8.01		$7.86	$7.83	$7.60	$7.76	$8.06

Total return	3.25%	(c)	3.08%	6.22%	0.93%	(0.70)%	6.25%
Net assets, end of period (in thousands)	$997,588		$973,889	$969,264	$954,333	$990,213	$1,023,745
Ratio of net expenses to average net assets (a)	0.57%	(d)	0.56%	0.57%	0.56%	0.55%	0.55%
Ratio of gross expenses to average net assets	0.57%	(d)	0.56%	0.57%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	2.52%	(d)	2.66%	2.88%	2.98%	3.05%	3.15%
Portfolio turnover	3.18%	(c)	4.59%	10.23%	16.81%	10.44%	11.53%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.07% of Net Assets
Barren County KY School District Finance Corporation**	5.000%	08/01/2022	A1	$930,000	$998,067
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	559,465
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	852,369
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	323,370
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	555,130
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,117,550
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	845,098
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	551,375
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	628,935
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	935,736
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	513,890
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	289,228
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,060,290
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	239,824
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	339,545
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	761,410

					10,571,282
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
19.22% of Net Assets
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	775,688
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	838,425
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,649,745
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,119,240
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	976,658
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	897,423
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,953,315

					9,210,494
PUBLIC FACILITIES REVENUE BONDS
17.59% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,020,435
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	335,268
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,080,320
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	652,524
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	814,604
Lexington Fayette Urban County Government — Court Facilities	4.000	10/01/2030	A1	755,000	872,108
Livingston County KY Public Properties	5.000	08/01/2022	A1	375,000	402,446
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	641,869
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	399,269
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	810,803
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,397,400

					8,427,046
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.48% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	584,230
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	659,056
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	273,428
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,343,235
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,681,584

					4,541,533
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.57% of Net Assets
KY State Property & Building #116	5.000	10/01/2028	A1	500,000	634,330
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	828,878
University of Louisville	5.000	03/01/2024	A1	350,000	393,876
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,250,720

					4,107,804

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.05% of Net Assets
Lexington-Fayette Urban County Government	5.000%	06/01/2024	A1	$2,800,000	$2,850,092
Warren County Hospital	5.000	04/01/2023	A+*	500,000	529,645

					3,379,737
MUNICIPAL UTILITY REVENUE BONDS
5.43% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,166,650
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	485,074
KY Rural Water Finance Corporation	4.500	08/01/2021	A+*	35,000	35,066
Northern KY Water	5.000	02/01/2026	Aa2	815,000	914,397

					2,601,187
REFUNDING BONDS
4.04% of Net Assets
KY State Property & Building #104**	5.000%	11/01/2021	A2	1,000,000	1,036,000
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	214,506
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	685,802

					1,936,308
PREREFUNDED BONDS
3.52% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	184,125
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	513,865
KY Turnpike Ecomonic Development Road Revenue**	5.000	07/01/2024	Aa3	250,000	256,008
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	642,924
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	91,081

					1,688,003
AIRPORT REVENUE BONDS
1.26% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	606,010

Total Investments 98.23% of Net Assets (cost $44,844,990) (See (a) below for further explanation)					$47,069,404

Other assets in excess of liabilities 1.77%					850,286

Net Assets 100%					$47,919,690

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $44,844,990 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,224,414
Unrealized depreciation	—

Net unrealized appreciation	$2,224,414

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	47,069,404
Level 3	Significant Unobservable Inputs	—

$47,069,404

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $44,844,990)		$47,069,404
Cash		331,336
Interest receivable		623,354

Total assets		48,024,094
LIABILITIES:
Payable for:
Distributions to shareholders	32,168
Fund shares redeemed	842
Investment advisory fee	16,969
Transfer agent fee	6,389
Professional fees	16,177
Custodian expense	5,402
Trustees fees	2,462
Accrued expenses	23,995

Total liabilities		104,404

NET ASSETS:
Capital		45,802,626
Total distributable earnings		2,117,064

Net assets at value		$47,919,690

NET ASSET VALUE, offering price and redemption price per share (8,796,099 shares outstanding; unlimited number of shares authorized no par value)		$5.45

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$569,923

Expenses:
Investment advisory fee	121,477
Transfer agent fee	32,179
Professional fees	6,729
Custodian expense	6,473
Registration fees	5,990
Compliance fees	3,680
Pricing fees	3,680
Trustees fees	2,405
Other expenses	7,626

Total expenses	190,239
Fees waived by Adviser (Note 2)	(20,216)
Custodian expense reduction	(13)

Net expenses	170,010

Net investment income	399,913

Realized and unrealized gain on investments:
Net realized gain	6,835
Net change in unrealized appreciation/(depreciation)	282,165

Net realized and unrealized gain on investments	289,000

Net increase in net assets resulting from operations	$688,913

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$399,913	$865,554
Net realized gain on investments	6,835	146,952
Net change in unrealized appreciation/(depreciation)	282,165	399,130

Net increase in net assets resulting from operations	688,913	1,411,636
Total distributions	(399,913)	(865,554)
Net fund share transactions (Note 4)	241,859	(8,575,765)

Total increase/(decrease)	530,859	(8,029,683)
Net assets:
Beginning of year	47,388,831	55,418,514

End of period	$47,919,690	$47,388,831

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$5.41		$5.36	$5.22	$5.33	$5.45	$5.35

Income from investment operations:
Net investment income	0.05		0.09	0.09	0.09	0.10	0.11
Net gains/(losses) on securities	0.04		0.05	0.14	(0.11)	(0.12)	0.10

Total from investment operations	0.09		0.14	0.23	(0.02)	(0.02)	0.21
Less distributions:
Distributions from net investment income	(0.05)		(0.09)	(0.09)	(0.09)	(0.10)	(0.11)

Net asset value, end of period	$5.45		$5.41	$5.36	$5.22	$5.33	$5.45

Total return	1.58%	(b)	2.66%	4.56%	(0.32)%	(0.44)%	3.88%
Net assets, end of period (in thousands)	$47,920		$47,389	$55,419	$62,646	$72,172	$85,169
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.71%	0.72%
Ratio of gross expenses to average net assets	0.79%	(c)	0.78%	0.77%	0.75%	0.73%	0.72%
Ratio of net investment income to average net assets	1.66%	(c)	1.70%	1.81%	1.76%	1.79%	1.96%
Portfolio turnover	0.78%	(b)	2.75%	4.88%	4.69%	14.84%	26.49%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
29.11% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$440,000	$510,083
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	147,949
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	344,690
MS Development Bank Special Obligation Itawamba Community College	4.000	10/01/2040	AA-*	350,000	415,128
MS Development Bank Special Obligation Northwest MS Community College	4.000	03/01/2039	AA-*	225,000	266,443
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	158,674
MS State University	4.000	08/01/2033	Aa2	140,000	163,293
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	280,415
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	289,378
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	249,299
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	433,843

					3,259,195
PREREFUNDED BONDS
20.09% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	109,597
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	177,291
MS Development Bank Special Obligation Canton**	5.750	10/01/2031	A2	370,000	385,351
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	209,628
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	180,000	186,527
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	179,989
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	338,934
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	662,094

					2,249,411
MUNICIPAL UTILITY REVENUE BONDS
14.46% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	765,100
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A2	150,000	174,654
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2038	AA*	150,000	181,025
MS Development Bank Special Obligation Meridian Water & Sewer	4.000	07/01/2036	AA*	215,000	262,213
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	180,219
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	56,166

					1,619,377
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.02% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	235,685
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	371,487
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	204,278
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	87,055

					898,505
AD VALOREM PROPERTY BONDS
6.46% of Net Assets
MS Development Bank Special Obligation Hattiesburg Project	4.000	02/01/2040	Aa3	250,000	297,973
MS Development Bank Special Obligation Hinds County Schools	5.000	03/01/2043	Aa3	350,000	425,505

					723,478
PUBLIC FACILITIES REVENUE BONDS
5.65% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	345,231
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	171,134
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	115,826

					632,191
SCHOOL IMPROVEMENT BONDS
5.46% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	118,879
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	225,000	246,346
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	115,769

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS Development Bank Special Obligation Vicksburg Warren School District	5.500%	03/01/2038	AA*	$100,000	$130,456

					611,450
REFUNDING BONDS
4.76% of Net Assets
MS State Refunding	5.000	10/01/2033	Aa2	150,000	189,850
MS State Refunding**	4.000	10/01/2036	Aa2	290,000	343,114

					532,964
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.61% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	142,224
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	149,627

					291,851
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.74% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	60,000	65,900
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	128,946

					194,846

Total Investments 98.36% of Net Assets (cost $10,264,008) (See (a) below for further explanation)					$11,013,268

Other assets in excess of liabilities 1.64%					183,420

Net Assets 100%					$11,196,688

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,264,008 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$749,260
Unrealized depreciation	—

Net unrealized appreciation	$749,260

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,013,268
Level 3	Significant Unobservable Inputs	—

$11,013,268

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,264,008)		$11,013,268
Cash		128,589
Interest receivable		133,232

Total assets		11,275,089
LIABILITIES:
Payable for:
Distributions to shareholders	52,238
Fund shares redeemed	4,067
Investment advisory fee	2,246
Transfer agent fee	3,109
Professional fees	5,961
Custodian expense	3,375
Trustees fees	780
Accrued expenses	6,625

Total liabilities		78,401

NET ASSETS:
Capital		10,430,984
Total distributable earnings		765,704

Net assets at value		$11,196,688

NET ASSET VALUE, offering price and redemption price per share (901,922 shares outstanding; unlimited number of shares authorized; no par value)		$12.41

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$171,216

Expenses:
Investment advisory fee	29,206
Transfer agent fee	8,762
Registration expense	5,045
Custodian expense	3,439
Compliance fees	3,496
Pricing fees	2,269
Professional fees	1,578
Trustees fees	566
Other expenses	1,763

Total expenses	56,124
Fees waived by Adviser (Note 2)	(15,180)
Custodian expense reduction	(7)

Net expenses	40,937

Net investment income	130,279

Realized and unrealized gain on investments:
Net realized gain	16,443
Net change in unrealized appreciation/(depreciation)	47,182

Net realized and unrealized gain on investments	63,625

Net increase in net assets resulting from operations	$193,904

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$130,279	$275,568
Net realized gain on investments	16,443	34,775
Net change in unrealized appreciation/(depreciation)	47,182	99,042

Net increase in net assets resulting from operations	193,904	409,385
Total distributions	(151,549)	(289,777)
Net fund share transactions (Note 4)	43,243	(333,019)

Total increase/(decrease)	85,598	(213,411)
Net assets:
Beginning of year	11,111,090	11,324,501

End of period	$11,196,688	$11,111,090

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.37		$12.21	$11.92	$12.14	$12.55	$12.03

Income from investment operations:
Net investment income	0.14		0.31	0.33	0.33	0.34	0.36
Net gains/(losses) on securities	0.06		0.18	0.29	(0.22)	(0.41)	0.52

Total from investment operations	0.20		0.49	0.62	0.11	(0.07)	0.88
Less distributions:
Distributions from net investment income	(0.14)		(0.31)	(0.33)	(0.33)	(0.34)	(0.36)
Distributions from capital gains	(0.02)		(0.02)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

Total distributions	(0.16)		(0.33)	(0.33)	(0.33)	(0.34)	(0.36)

Net asset value, end of period	$12.41		$12.37	$12.21	$11.92	$12.14	$12.55

Total return	1.65%	(c)	4.01%	5.29%	0.99%	(0.48)%	7.49%
Net assets, end of period (in thousands)	$11,197		$11,111	$11,325	$11,615	$12,448	$11,505
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.97%	(d)	0.99%	0.97%	0.92%	0.85%	0.88%
Ratio of net investment income to average net assets	2.25%	(d)	2.51%	2.75%	2.75%	2.80%	2.97%
Portfolio turnover	7.16%	(c)	10.26%	4.65%	7.26%	14.06%	3.26%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.54% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$582,715
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,227,370
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,608
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,874
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	327,028
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,048,170
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	384,958
Scotland County NC	5.000	12/01/2033	A*	250,000	306,728
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,574,100
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	866,798
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	305,068
University of NC at Charlotte Board of Governors	4.000	10/01/2040	Aa3	305,000	362,349
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	895,065
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,187,120
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	472,184
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	675,004
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	290,498
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	289,628
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,123,480
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,083,938
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,682,655
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,013,895
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	878,903
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	584,060
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	529,792
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,208,746
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	456,140
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	478,463
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,625,651
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	629,173
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	552,440
University of North Carolina	5.000	10/01/2033	A3	30,000	30,079
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,222,650
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,245,010
Western Carolina University	5.000	10/01/2045	Aa3	825,000	953,609

					30,644,949
SCHOOL IMPROVEMENT BONDS
17.63% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	297,030
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	298,355
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	154,571
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	291,205
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	933,147
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,717,279
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,931,160
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	889,905
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,366,580
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	606,075
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	889,118
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,020,155
Henderson County NC Limited Obligation	4.000	06/01/2033	Aa2	705,000	878,134
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	238,372
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	1,275,000	1,555,180
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	1,060,000	1,289,819
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	599,375
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	586,355

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Pitt County NC Limited Obligation	4.000%	04/01/2034	Aa2	$550,000	$635,641
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	301,068
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	350,000	419,591
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	497,863
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	603,820
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	391,560
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,334,330
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	913,268
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,401,145
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	424,176
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	708,277
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	873,153
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	918,210
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,756,605
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	414,838

					29,135,360
PUBLIC FACILITIES REVENUE BONDS
14.38% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	330,588
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,211,040
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,622,530
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	603,755
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,201,350
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	244,540
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	292,505
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	770,198
Durham Capital Financing Corporation	4.000	06/01/2036	Aa1	300,000	370,971
Durham Capital Financing Corporation	4.000	06/01/2037	Aa1	270,000	332,532
Durham Capital Financing Corporation	4.000	06/01/2038	Aa1	250,000	306,908
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,186,220
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	353,891
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,255,260
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	298,325
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	595,105
Johnston County NC Limited Obligation	4.000	04/01/2035	Aa2	360,000	443,747
Johnston County NC Limited Obligation	4.000	04/01/2037	Aa2	975,000	1,197,047
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	564,135
Mooresville NC Limited Obligation	3.000	10/01/2038	Aa2	725,000	815,582
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	600,345
Orange County NC	4.000	10/01/2036	Aa1	375,000	456,056
Orange County NC	4.000	10/01/2037	Aa1	375,000	454,680
Orange County NC	4.000	10/01/2038	Aa1	275,000	332,679
Orange County NC	4.000	10/01/2038	Aa1	765,000	925,451
Orange County NC	4.000	10/01/2039	Aa1	200,000	240,672
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,647,311
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	303,120
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	301,750
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	806,251
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	600,770
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	590,295
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	284,411
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	209,372

					23,749,392
MUNICIPAL UTILITY REVENUE BONDS
12.31% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	585,970
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa3	1,000,000	1,194,160
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	633,072

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Cary NC Combined Enterprise System Revenue	4.000%	12/01/2042	Aaa	$750,000	$877,575
Charlotte NC Storm Water Fee Revenue	3.000	12/01/2036	Aaa	250,000	286,415
Charlotte NC Storm Water Fee Revenue	3.000	12/01/2037	Aaa	250,000	285,918
Charlotte NC Water & Sewer System	4.000	07/01/2046	Aaa	1,050,000	1,286,817
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,171,980
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,189,960
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	668,564
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	292,650
Greensboro NC Enterprise System Revenue	4.000	06/01/2045	Aa1	1,965,000	2,414,238
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	873,000
Lincoln County NC Enterprise System Revenue	3.000	08/01/2037	AA*	245,000	275,593
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	179,222
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	379,569
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	295,096
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	266,362
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,290,369
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	594,615
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	539,823
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	538,705
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	1,082,960
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa1	500,000	602,870
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa1	415,000	494,576
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,325,255
Wilmington NC Storm Water Revenue	5.000	06/01/2028	AA+*	115,000	115,419
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	594,545

					20,335,298
PREREFUNDED BONDS
9.61% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	267,005
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	267,005
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	106,816
Durham Capital Financing Corporation	4.000	06/01/2043	Aa1	1,000,000	1,091,560
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	557,830
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	280,871
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	105,989
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	554,820
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,408,382
NC Eastern Municipal Power Agency	6.000	01/01/2026	AAA@	275,000	290,755
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	604,685
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	523,910
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,443,000
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	534,080
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A2	1,000,000	1,067,420
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	848,010
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	809,993
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	565,635
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	794,918
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	530,075
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	530,075
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	801,345
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	893,144

					15,877,323
REFUNDING BONDS
7.62% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,184,770
Charlotte NC Certificate of Participation	5.000	06/01/2026	Aa1	1,455,000	1,459,130
Charlotte NC Certificate of Participation	5.000	06/01/2027	Aa1	775,000	777,170
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	928,326

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Certificate of Participation	5.000%	06/01/2034	Aa1	$750,000	$888,218
Chatham County NC	5.000	11/01/2032	Aa2	825,000	995,478
Durham County NC	4.000	06/01/2036	Aaa	225,000	276,098
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	292,317
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,487,250
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	550,223
Pitt County NC Certificate of Participation	5.000	04/01/2027	Aa2	500,000	529,815
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	297,480
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	572,405
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,160,090
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	578,670
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	457,916
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	148,020

					12,583,376
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.54% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	751,985
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,619,835
Charlotte-Mecklenburg NC Hospital Authority	5.000	01/15/2033	Aa3	210,000	270,421
NC State Medical Care Commission	4.000	07/01/2039	A2	550,000	639,205
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	862,050
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,603,607
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,066,310
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	211,898
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2040	A2	750,000	868,973
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,083,520
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	A1	1,500,000	1,828,260

					10,806,064
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.62% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	233,904
NC State Limited Obligation	4.000	05/01/2035	Aa1	100,000	124,353
NC State Limited Obligation Build NC Bonds	4.000	05/01/2034	Aa1	670,000	820,120
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	627,605
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	3,012,857
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	511,730
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,417,354
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	294,293
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	582,770

					7,624,986
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.52% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	712,872
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,263,834
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	433,138
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	354,521
Johnston County NC Limited Obligation	3.000	04/01/2040	Aa2	650,000	717,347
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,771,125
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	560,245

					5,813,082
AIRPORT REVENUE BONDS
3.12% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,254,651
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	306,778
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	572,805
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	857,507
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,603,885

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Douglas International Airport	4.000%	07/01/2044	Aa3	$480,000	$559,186

					5,154,812
LEASE REVENUE BONDS
1.05% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,727,280

ESCROWED TO MATURITY BONDS
.59% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	966,844

AD VALOREM PROPERTY BONDS
.23% of Net Assets
Raleigh NC Limited Obligation	4.000	06/01/2034	Aa1	300,000	378,231

Total Investments 99.76% of Net Assets (cost $153,163,456) (See (a) below for further explanation)					$164,796,997

Other assets in excess of liabilities .24%					389,248

Net Assets 100%					$165,186,245

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $153,163,456 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$11,682,228
Unrealized depreciation	(48,687)

Net unrealized appreciation	$11,633,541

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	164,796,997
Level 3	Significant Unobservable Inputs	—

$164,796,997

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $153,163,456)		$164,796,997
Cash		867,439
Receivable for fund shares sold		40,443
Interest receivable		1,459,241

Total assets		167,164,120
LIABILITIES:
Payable for:
Distributions to shareholders	335,527
Fund shares redeemed	1,500,712
Investment advisory fee	68,973
Transfer agent fee	28,209
Professional fees	17,195
Custodian expense	4,239
Trustees fees	3,049
Accrued expenses	19,971

Total liabilities		1,977,875

NET ASSETS:
Capital		155,134,868
Total distributable earnings		10,051,377

Net assets at value		$165,186,245

NET ASSET VALUE, offering price and redemption price per share (13,668,949 shares outstanding; unlimited number of shares authorized; no par value)		$12.08

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$2,285,959

Expenses:
Investment advisory fee	394,676
Transfer agent fee	102,523
Professional fees	22,692
Custodian expense	12,339
Trustees fees	8,138
Pricing fees	6,806
Registration fees	3,805
Compliance fees	3,630
Other expenses	12,575

Total expenses	567,184
Fees waived by Adviser (Note 2)	(6)
Custodian expense reduction	(25)

Net expenses	567,153

Net investment income	1,718,806

Realized and unrealized gain/(loss) on investments:
Net realized loss	(16)
Net change in unrealized appreciation/(depreciation)	2,147,732

Net realized and unrealized gain on investments	2,147,716

Net increase in net assets resulting from operations	$3,866,522

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$1,718,806	$3,527,438
Net realized gain/(loss) on investments	(16)	172,081
Net change in unrealized appreciation/(depreciation)	2,147,732	3,013,563

Net increase in net assets resulting from operations	3,866,522	6,713,082
Total distributions	(1,718,806)	(3,527,438)
Net fund share transactions (Note 4)	1,672,785	12,102,173

Total increase	3,820,501	15,287,817
Net assets:
Beginning of year	161,365,744	146,077,927

End of period	$165,186,245	$161,365,744

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.93		$11.68	$11.34	$11.50	$12.02	$11.53

Income from investment operations:
Net investment income	0.13		0.27	0.29	0.31	0.32	0.34
Net gains/(losses) on investments	0.15		0.25	0.34	(0.16)	(0.52)	0.49

Total from investment operations	0.28		0.52	0.63	0.15	(0.20)	0.83
Less distributions:
Distributions from net investment income	(0.13)		(0.27)	(0.29)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$12.08		$11.93	$11.68	$11.34	$11.50	$12.02

Total return	2.32%	(b)	4.48%	5.69%	1.27%	(1.68)%	7.28%
Net assets, end of period (in thousands)	$165,186		$161,366	$146,078	$131,178	$139,272	$150,347
Ratio of net expenses to average net assets (a)	0.69%	(c)	0.69%	0.70%	0.70%	0.69%	0.70%
Ratio of gross expenses to average net assets	0.69%	(c)	0.69%	0.71%	0.71%	0.69%	0.70%
Ratio of net investment income to average net assets	2.10%	(c)	2.27%	2.58%	2.66%	2.73%	2.87%
Portfolio turnover	1.37%	(b)	9.88%	13.02%	11.76%	11.50%	6.09%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
23.96% of Net Assets
East Carolina University	5.000%	10/01/2027	Aa3	$250,000	$306,328
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	620,780
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	132,976
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	294,130
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,110
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	493,620
University of NC Wilmington	4.000	06/01/2029	A1	750,000	844,686
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	223,926
Western Carolina University	5.000	10/01/2025	Aa3	225,000	271,175

					3,197,731
REFUNDING BONDS
17.57% of Net Assets
Bertie County Limited Obligation**	4.000	06/01/2022	A2	200,000	210,540
Charlotte NC Certificate of Participation	4.000	06/01/2022	Aa1	125,000	131,735
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	25,000	27,885
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	108,953
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	122,702
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	357,685
Raleigh NC Limited ObligationRefunding	5.000	10/01/2023	Aa2	250,000	282,670
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	276,328
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	117,338
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	186,831
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	150,656
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	261,005
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	110,924

					2,345,252
MUNICIPAL UTILITY REVENUE BONDS
16.70% of Net Assets
Brunswick County NC EnterpriseSystem Revenue**	5.000	04/01/2027	Aa3	250,000	296,665
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	292,178
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	393,415
Lincoln County NC Enterprise System Revenue	5.000	08/01/2029	AA*	100,000	135,265
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	116,288
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	237,253
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	159,304
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	150,070
Pender County NC Limited Obligation	5.000	06/01/2027	Aa3	100,000	127,583
Pender County NC Limited Obligation	5.000	06/01/2028	Aa3	100,000	131,024
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	190,022

					2,229,067
SCHOOL IMPROVEMENT BONDS
11.16% of Net Assets
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa2	250,000	278,208
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	304,055
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	97,018
Scotland County NC	5.000	12/01/2025	A*	270,000	324,853
Scotland County NC	5.000	12/01/2026	A*	250,000	308,605
Scotland County NC	5.000	12/01/2027	A*	140,000	177,012

					1,489,751
PUBLIC FACILITIES REVENUE BONDS
8.26% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2028	Aa1	500,000	599,860
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	175,912
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	327,180

					1,102,952

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.16% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000%	01/15/2028	Aa3	$225,000	$273,566
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	201,055
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	213,948

					688,569
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.87% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	141,368
North Carolina State Anticipation Revenue Garvee	5.000	03/01/2029	A2	20,000	26,702
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	348,438

					516,508
PREREFUNDED BONDS
3.66% of Net Assets
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	103,497
University of NC Greensboro	5.000	04/01/2025	NR	90,000	91,088
Watauga NC Public FacillitiesCorporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	293,664

					488,249
AD VALOREM PROPERTY BONDS
2.13% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa3	250,000	283,868

LEASE REVENUE BONDS
1.96% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	261,210

ESCROWED TO MATURITY BONDS
1.74% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	232,465

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.05% of Net Assets
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	139,523

Total Investments 97.22% of Net Assets (cost $12,167,922) (See (a) below for further explanation)					$12,975,145

Other assets in excess of liabilities 2.78%					370,565

Net Assets 100%					$13,345,710

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $12,167,922 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$808,594
Unrealized depreciation	(1,371)

Net unrealized appreciation	$807,223

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,975,145
Level 3	Significant Unobservable Inputs	—

$12,975,145

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $12,167,922)		$12,975,145
Cash		301,389
Interest receivable		105,723

Total assets		13,382,257
LIABILITIES:
Payable for:
Distributions to shareholders	5,063
Fund shares redeemed	2,571
Investment advisory fee	2,771
Transfer agent fee	1,672
Professional fees	8,504
Custodian fees	2,576
Trustees fees	1,615
Accrued expenses	11,775

Total liabilities		36,547

NET ASSETS:
Capital		12,538,487
Total distributable earnings		807,223

Net assets at value		$13,345,710

NET ASSET VALUE, offering price and redemption price per share (1,185,436 shares outstanding; unlimited number of shares authorized; no par value)		$11.26

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$151,741

Expenses:
Investment advisory fee	33,524
Transfer agent fee	10,057
Registration expense	4,797
Custodian expense	3,875
Compliance fees	3,496
Pricing fees	2,874
Professional fees	1,880
Trustees fees	676
Other expenses	3,242

Total expenses	64,421
Fees waived by Adviser (Note 2)	(17,498)
Custodian expense reduction	(8)

Net expenses	46,915

Net investment income	104,826
Net change in unrealized appreciation/(depreciation)	71,574

Net increase in net assets resulting from operations	$176,400

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$104,826	$274,467
Net realized gain on investments	—	151,048
Net change in unrealized appreciation/(depreciation)	71,574	80,007

Net increase in net assets resulting from operations	176,400	505,522
Total distributions	(106,336)	(274,467)
Net fund share transactions (Note 4)	298,480	(6,757,665)

Total increase/(decrease)	368,544	(6,526,610)
Net assets:
Beginning of year	12,977,166	19,503,776

End of period	$13,345,710	$12,977,166

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.20		$11.02	$10.64	$10.85	$11.05	$10.94

Income from investment operations:
Net investment income	0.09		0.17	0.17	0.16	0.16	0.17
Net gains/(losses) on investments	0.06		0.18	0.38	(0.21)	(0.20)	0.11

Total from investment operations	0.15		0.35	0.55	(0.05)	(0.04)	0.28
Less distributions:
Distributions from net investment income	(0.09)		(0.17)	(0.17)	(0.16)	(0.16)	(0.17)
Distributions from capital gains	0.00	(b)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.26		$11.20	$11.02	$10.64	$10.85	$11.05

Total return	1.34%	(c)	3.24%	5.19%	(0.45)%	(0.33)%	2.59%
Net assets, end of period (in thousands)	$13,346		$12,977	$19,504	$22,267	$21,930	$25,134
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.73%	0.83%
Ratio of gross expenses to average net assets	0.97%	(d)	0.91%	0.88%	0.86%	0.82%	0.83%
Ratio of net investment income to average net assets	1.58%	(d)	1.56%	1.55%	1.50%	1.49%	1.56%
Portfolio turnover	1.17%	(c)	9.59%	13.59%	21.80%	11.15%	24.05%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
34.72% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,696,639
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA*	250,000	297,873
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,746,802
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	588,380
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,745,840
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	965,706
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	921,037
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	867,090
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	288,723
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	358,366
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,129,520
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	580,850
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,073,550
Harpeth Valley Utilities	4.000	09/01/2045	AA+*	150,000	177,425
Harpeth Valley Utilities	4.000	09/01/2050	AA+*	250,000	293,728
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,082,850
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	291,255
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	292,330
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	903,875
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	943,592
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,540,390
Memphis TN Storm Water System Revenue	5.000	10/01/2038	Aa3	500,000	625,035
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	571,525
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA*	3,085,000	3,135,964
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	569,905
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa2	3,250,000	3,630,151
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa2	500,000	558,620
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa2	575,000	640,728
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa2	250,000	310,470
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa2	2,265,000	2,507,740
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	312,198
Williamson County Utilities	4.000	09/01/2041	AA*	500,000	597,635

					32,245,792
SCHOOL IMPROVEMENT BONDS
11.92% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	599,360
Coffee County TN	4.000	06/01/2041	AA-*	620,000	735,655
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	323,518
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,393,720
Montgomery County TN	4.000	04/01/2036	AA*	260,000	305,417
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	2,246,534
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,463,985
Shelby County TN	5.000	04/01/2037	Aa1	500,000	619,505
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,707,350
Wilson County TN 10th Special School District	4.000	04/01/2033	AA-*	655,000	782,476
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	240,552
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	658,202

					11,076,274
PUBLIC FACILITIES REVENUE BONDS
10.79% of Net Assets
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,531,825
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	918,984
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	631,562
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,656,675
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	831,414
Pigeon Forge Industrial Development Board	5.000	06/01/2027	Aa3	1,400,000	1,427,020

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Pigeon Forge Industrial Development Board**	5.000%	06/01/2029	AA*	$2,120,000	$2,159,728
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	865,683

					10,022,891
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.31% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	214,882
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	1,053,372
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,176,373
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	991,883
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	700,000	813,932
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,391,140
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2043	Aa1	1,000,000	1,077,990

					7,719,572
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.20% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	631,200
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,278,916
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	862,427
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,742,803
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	590,375
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	598,145
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,912,830

					7,616,696
PREREFUNDED BONDS
8.06% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	549,760
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,099,520
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	275,401
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	40,000	40,154
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	266,436
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,479,124
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	796,868
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2030	A2	500,000	513,895
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2/A+*	650,000	739,570
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	534,910
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,193,330

					7,488,968
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.04% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,964,625
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,115,585
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,855,308
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	606,355

					6,541,873
REFUNDING BONDS
5.22% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,205,690
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	491,192
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	572,965
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	284,308
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,150,129
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	286,833
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	286,045
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	568,440

					4,845,602

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AIRPORT REVENUE BONDS
2.76% of Net Assets
Metropolitan Nashville Airport Authority	5.000%	07/01/2034	A1	$800,000	$934,312
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	290,900
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,338,222

					2,563,434
INDUSTRIAL REVENUE BONDS
.93% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	866,618

Total Investments 97.95% of Net Assets (cost $84,529,539) (See (a) below for further explanation)					$90,987,720

Other assets in excess of liabilities 2.05%					1,902,622

Net Assets 100%					$92,890,342

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $84,529,539 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,458,181
Unrealized depreciation	—

Net unrealized appreciation	$6,458,181

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	90,987,720
Level 3	Significant Unobservable Inputs	—

$90,987,720

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $84,529,539)		$90,987,720
Cash		1,153,308
Interest receivable		1,099,869

Total assets		93,240,897
LIABILITIES:
Payable for:
Distributions to shareholders	209,288
Fund shares redeemed	56,947
Investment advisory fee	39,889
Transfer agent fee	10,189
Professional fees	22,627
Trustee fees	2,169
Custodian expense	3,792
Accrued expenses	5,654

Total liabilities		350,555

NET ASSETS:
Capital		86,641,492
Total distributable earnings		6,248,850

Net assets at value		$92,890,342

NET ASSET VALUE, offering price and redemption price per share (7,902,823 shares outstanding; unlimited number of shares authorized; no par value)		$11.75

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$1,424,920

Expenses:
Investment advisory fee	234,792
Transfer agent fee	59,375
Professional fees	13,154
Custodian expense	8,230
Trustees fees	4,720
Pricing fees	3,411
Compliance fees	3,277
Registration fees	2,172
Other expenses	5,133

Total expenses	334,264
Fees waived by Adviser (Note 2)	(5,494)
Custodian expense reduction	(17)

Net expenses	328,753

Net investment income	1,096,167

Realized and unrealized gain on investments:
Net realized gain	119,431
Net change in unrealized appreciation/(depreciation)	671,955

Net realized and unrealized gain on investments	791,386

Net increase in net assets resulting from operations	$1,887,553

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$1,096,167	$2,425,813
Net realized gain on investments	119,431	122,701
Net change in unrealized appreciation/(depreciation)	671,955	1,102,071

Net increase in net assets resulting from operations	1,887,553	3,650,585
Total distributions	(1,119,364)	(2,425,813)
Net fund share transactions (Note 4)	(3,558,053)	(9,751,519)

Total decrease	(2,789,864)	(8,526,747)
Net assets:
Beginning of year	95,680,206	104,206,953

End of period	$92,890,342	$95,680,206

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.66		$11.51	$11.24	$11.44	$11.89	$11.51

Income from investment operations:
Net investment income	0.14		0.28	0.30	0.31	0.33	0.34
Net gains/(losses) on securities	0.09		0.15	0.27	(0.20)	(0.45)	0.38

Total from investment operations	0.23		0.43	0.57	0.11	(0.12)	0.72
Less distributions:
Distributions from net investment income	(0.14)		(0.28)	(0.30)	(0.31)	(0.33)	(0.34)
Distributions from capital gains	0.00	(d)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.75		$11.66	$11.51	$11.24	$11.44	$11.89

Total return	1.99%	(b)	3.77%	5.12%	0.94%	(1.03)%	6.40%
Net assets, end of period (in thousands)	$92,890		$95,680	$104,207	$108,121	$108,260	$116,831
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.72%	(c)	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.36%	(c)	2.42%	2.63%	2.70%	2.82%	2.96%
Portfolio turnover	0.64%	(b)	3.46%	6.46%	15.77%	9.27%	9.67%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized
(d)	Rounds to less than $0.01

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
23.47% of Net Assets
Maryville TN	5.000%	06/01/2026	Aa3	$350,000	$436,183
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	397,229
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	248,812
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	75,000	75,113
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	110,131
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	84,526
Putnam County TN	4.000	04/01/2025	Aa2	100,000	115,384

					1,467,378
PUBLIC FACILITIES REVENUE BONDS
22.11% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	229,115
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	293,180
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	139,489
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	212,665
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	218,047
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	111,792
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	178,421

					1,382,709
MUNICIPAL UTILITY REVENUE BONDS
21.73% of Net Assets
Chattanooga TN Electric Revenue **	5.000	09/01/2023	AA*	250,000	281,755
Erwin TN Utilities Authority Electric System	5.000	09/01/2026	A*	50,000	61,643
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	298,587
Maryville TN	4.000	06/01/2029	Aa3	250,000	292,180
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa2	100,000	111,884
Springfield TN	5.000	06/01/2027	Aa3	245,000	313,110

					1,359,159
SCHOOL IMPROVEMENT BONDS
13.65% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	294,430
Rhea County TN	4.000	04/01/2025	A1	250,000	260,985
White County TN	4.000	06/01/2027	AA-*	260,000	298,105

					853,520
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.25% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	143,111
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A2	120,000	128,426
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	114,421
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	254,840

					640,798
PREREFUNDED BONDS
2.00% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	104,194
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,132

					125,326
AIRPORT REVENUE BONDS
1.74% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	108,972

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.64% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	40,328

Total Investments 95.59% of Net Assets (cost $5,629,188) (See (a) below for further explanation)					$5,978,190

Other assets in excess of liabilities 4.41%					275,777

Net Assets 100%					$6,253,967

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2020

#   Ratings by Moody’s Investors Service unless noted otherwise.

    All ratings are as of the date indicated and do not reflect subsequent changes.

*   Rated by Standard & Poor’s Corporation

@ Rated by Fitch’s Investors Service

NR  Not Rated

**   Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $5,629,188 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$349,002
Unrealized depreciation	—

Net unrealized appreciation	$349,002

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,978,190
Level 3	Significant Unobservable Inputs	—

$5,978,190

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $5,629,188)		$5,978,190
Cash		232,011
Interest receivable		64,124

Total assets		6,274,325
LIABILITIES:
Payable for:
Distributions to shareholders	1,978
Fund shares redeemed	1,430
Investment advisory fee	723
Professional fees	4,636
Custodian expense	1,757
Transfer agent fee	923
Trustees fees	812
Accrued expenses	8,099

Total liabilities		20,358

NET ASSETS:
Capital		6,156,082
Total distributable earnings		97,885

Net assets at value		$6,253,967

NET ASSET VALUE, offering price and redemption price per share (566,929 shares outstanding; unlimited number of shares authorized; no par value)		$11.03

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$72,759

Expenses:
Investment advisory fee	15,979
Transfer agent fee	4,794
Registration fees	4,200
Custodian expense	3,508
Compliance fees	3,312
Pricing fees	2,024
Professional fees	906
Trustees fees	325
Other expenses	1,306

Total expenses	36,354
Fees waived by Adviser (Note 2)	(13,918)
Custodian expense reduction	(7)

Net expenses	22,429

Net investment income	50,330

Realized and unrealized gain/(loss) on investments:
Net realized gain	18,464
Net change in unrealized appreciation/(depreciation)	(9,143)

Net realized and unrealized gain on investments	9,321

Net increase in net assets resulting from operations	$59,651

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$50,330	$111,556
Net realized gain on investments	18,464	1,796
Net change in unrealized appreciation/(depreciation)	(9,143)	122,943

Net increase in net assets resulting from operations	59,651	236,295
Total distributions	(50,330)	(111,556)
Net fund share transactions (Note 4)	(355,605)	(763,504)

Total decrease	(346,284)	(638,765)
Net assets:
Beginning of year	6,600,251	7,239,016

End of period	$6,253,967	$6,600,251

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.02		$10.82	$10.52	$10.70	$10.93	$10.74

Income from investment operations:
Net investment income	0.09		0.17	0.17	0.16	0.17	0.16
Net gains/(losses) on securities	0.01		0.20	0.30	(0.18)	(0.23)	0.19

Total from investment operations	0.10		0.37	0.47	(0.02)	(0.06)	0.35
Less distributions:
Distributions from net investment income	(0.09)		(0.17)	(0.17)	(0.16)	(0.17)	(0.16)

Net asset value, end of period	$11.03		$11.02	$10.82	$10.52	$10.70	$10.93

Total return	0.89%	(b)	3.49%	4.48%	(0.17)%	(0.54)%	3.28%
Net assets, end of period (in thousands)	$6,254		$6,600	$7,239	$10,003	$10,499	$11,340
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.71%	0.70%	0.75%	0.86%
Ratio of gross expenses to average net assets	1.15%	(c)	1.14%	1.08%	0.98%	0.88%	0.86%
Ratio of net investment income to average net assets	1.59%	(c)	1.60%	1.57%	1.53%	1.59%	1.47%
Portfolio turnover	0.00%	(b)	4.55%	10.64%	22.75%	10.95%	7.37%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
65.02% of Net Assets
Federal Farm Credit Bank	5.050%	12/21/2021	Aaa	$370,000	$387,374
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,138,460
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	2,883,996
Federal Farm Credit Bank**	5.250	10/25/2022	Aaa	1,500,000	1,638,251
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,188,530
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	1,000,000	1,116,521

					10,353,132
FEDERAL HOME LOAN BANK
28.29% of Net Assets
Federal Home Loan Bank	5.000	12/10/2021	Aaa	250,000	261,283
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,161,457
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,081,545

					4,504,285
FEDERAL HOME LOAN MORTAGE CORPORATION
3.11% of Net Assets
Federal Home Loan Mortage Corporation	1.400	07/28/2032	Aaa	500,000	495,534

Total Investments 96.42% of Net Assets (cost $14,522,331) (See (a) below for further explanation)					$15,352,951

Other assets in excess of liabilities 3.58%					569,431

Net Assets 100%					$15,922,382

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,522.331 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$834,587
Unrealized depreciation	(3,967)

Net unrealized appreciation	$830,620

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,352,951
Level 3	Significant Unobservable Inputs	—

$15,352,951

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $14,522,331)		$15,352,951
Cash		438,094
Interest receivable		159,510

Total assets		15,950,555
LIABILITIES:
Payable for:
Distributions to shareholders	4,340
Fund shares redeemed	297
Investment advisory fee	2,691
Transfer agent fee	2,018
Professional fees	5,493
Custodian expense	3,788
Trustees fees	723
Accrued expenses	8,823

Total liabilities		28,173

NET ASSETS:
Capital		15,232,883
Total distributable earnings		689,499

Net assets at value		$15,922,382

NET ASSET VALUE, offering price and redemption price per share (1,551,173 shares outstanding; unlimited number of shares authorized; no par value)		$10.26

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$231,436

Expenses:
Investment advisory fee	15,931
Transfer agent fee	11,948
Registration expense	5,702
Custodian expense	4,237
Compliance fees	3,680
Pricing fees	3,496
Printing expense	2,760
Professional fees	2,207
Trustees fees	792
Other expenses	2,246

Total expenses	52,999
Fees waived by Adviser (Note 2)	(92)
Custodian expense reduction	(9)

Net expenses	52,898

Net investment income	178,538
Net change in unrealized appreciation/(depreciation)	(163,392)

Net increase in net assets resulting from operations	$15,146

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$178,538	$360,002
Net realized gain on investments	—	11,595
Net change in unrealized appreciation/(depreciation)	(163,392)	365,868

Net increase in net assets resulting from operations	15,146	737,465
Total distributions	(178,538)	(360,002)
Net fund share transactions (Note 4)	408,350	172,086

Total increase	244,958	549,549
Net assets:
Beginning of year	15,677,424	15,127,875

End of period	$15,922,382	$15,677,424

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.37		$10.12	$9.87	$10.23	$10.70	$10.29

Income from investment operations:
Net investment income	0.12		0.24	0.25	0.25	0.26	0.26
Net gains/(losses) on securities	(0.11)		0.25	0.25	(0.36)	(0.47)	0.41

Total from investment operations	0.01		0.49	0.50	(0.11)	(0.21)	0.67
Less distributions:
Distributions from net investment income	(0.12)		(0.24)	(0.25)	(0.25)	(0.26)	(0.26)

Net asset value, end of period	$10.26		$10.37	$10.12	$9.87	$10.23	$10.70

Total return	0.06%	(b)	4.88%	5.12%	(1.05)%	(1.99)%	6.57%
Net assets, end of period (in thousands)	$15,922		$15,677	$15,128	$15,033	$15,606	$17,476
Ratio of net expenses to average net assets (a)	0.67%	(c)	0.68%	0.69%	0.61%	0.58%	0.53%
Ratio of gross expenses to average net assets	0.67%	(c)	0.68%	0.69%	0.61%	0.58%	0.53%
Ratio of net investment income to average net assets	2.26%	(c)	2.33%	2.50%	2.53%	2.49%	2.47%
Portfolio turnover	0.00%	(b)	5.07%	0.00%	1.99%	0.00%	0.00%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
31.51% of Net Assets
Alexandria LA Utilities	3.087%	05/01/2043	AA*	$300,000	$325,692
Barnesville GA Water & Sewer	3.175	09/01/2046	AA*	250,000	259,390
Benton WA Public Water Authority	3.200	10/01/2044	AA*	200,000	210,294
Cleveland OH Water	3.205	01/01/2042	Aa2	250,000	262,890
Eagle River CO Water & Sanitation District	3.010	12/01/2042	AA*	325,000	332,933
Franklin County WA Pulbic Utility District	2.974	09/01/2041	A1	150,000	153,473
Grant County WA Public Utility District	3.336	01/01/2041	Aa3	125,000	134,945
Lansing MI Board of Water & Light Utilities	3.525	07/01/2041	Aa3	300,000	325,572
Louisville & Jefferson County KY Metropolitan Sewer District	2.650	05/15/2044	Aa3	400,000	397,920
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	329,008
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	136,478
OK State Water Resources Board State Loan Program	2.910	10/01/2045	AAA*	200,000	201,520
Pasco WA Water & Sewer Revenue	3.272	12/01/2040	AA-*	245,000	259,048
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	372,867
Russellville AR Water & Sewer	2.816	07/01/2040	AA*	245,000	249,322
South Central CT Regional Water Authority	3.262	08/01/2044	Aa3	250,000	258,580
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	432,516
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	60,032

					4,702,480
PUBLIC FACILITIES REVENUE BONDS
13.83% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	306,012
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	228,024
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	296,835
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	203,040
Oklahoma State Capitol Improvement Authority	3.078	07/01/2040	AA-*	250,000	260,645
Pompano Beach FL Certificate of Participation	5.579	01/01/2040	A1	225,000	254,144
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	90,749
Tuscon AZ Certificate of Participation	4.831	07/01/2034	A1	130,000	158,856
Wilmington NC Limited Obligation	3.090	06/01/2040	Aa1	250,000	264,675

					2,062,980
PREREFUNDED BONDS
8.82% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	760,215
CO State Building Excellent Schools Today Certificate of Participation**	7.017	03/15/2031	Aa2	400,000	405,368
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	150,000

					1,315,583
SCHOOL IMPROVEMENT BONDS
8.81% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	281,440
Scotts Bluff County NE School District	2.519	12/01/2039	AA-*	250,000	256,842
Sedgwick County KS Unified School District	3.002	10/01/2043	Aa3	250,000	262,120
Westminster CO Public Schools Certificates of Participation	3.100	12/01/2040	A1	250,000	253,847
White Settlement TX Independent School District	2.843	08/15/2045	AAA*	250,000	260,118

					1,314,367
REFUNDING BONDS
8.22% of Net Assets
Bangor ME	2.546	07/15/2042	Aa2	250,000	253,383
Homewood AL Warrants	2.753	09/01/2046	Aa2	250,000	256,047
Leeds AL	3.097	05/01/2048	AA*	300,000	312,702
Oxford AL	2.684	01/01/2045	Aa2	400,000	404,608

					1,226,740

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2020

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.53% of Net Assets
Mesa CO State College Auxiliary	5.800%	05/15/2040	Aa2	$170,000	$247,138
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	160,941
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	429,592
OK Development Finance Authority	2.930	06/01/2041	AA-*	135,000	135,884

					973,555
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
4.45% of Net Assets
TN Housing Development Agency	3.104	07/01/2040	Aa1	250,000	254,575
TN Housing Development Agency	3.254	01/01/2045	Aa1	150,000	153,066
VA State Housing Development	3.130	11/01/2045	Aa1	250,000	256,805

					664,446
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.48% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	267,769
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	251,010

					518,779
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.08% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	322,627
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	136,170

					458,797
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.98% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	444,122

MARINA/PORT AUTHORITY REVENUE BONDS
2.15% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	321,304

AD VALOREM PROPERTY BONDS
1.78% of Net Assets
Parker CO Water & Sanitation District	3.062	08/01/2040	AA+*	250,000	265,193

MASS TRANSIT BONDS
1.74% of Net Assets
Dallas Area Rapid Transit	3.039	12/01/2043	Aa2	250,000	259,758

AIRPORT REVENUE BONDS
.87% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	130,010

Total Investments 98.25% of Net Assets (cost $13,551,464) (See (a) below for further explanation)					$14,658,114

Other assets in excess of liabilities 1.75%					260,544

Net Assets 100%					$14,918,658

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $13,580,726 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,090,658
Unrealized depreciation	(13,270)

Net unrealized appreciation	$1,077,388

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2020

Other Information

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	14,658,114
Level 3	Significant Unobservable Inputs	—

$14,658,114

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $13,551,464)		$14,658,114
Cash		177,322
Interest receivable		148,436

Total assets		14,983,872
LIABILITIES:
Payable for:
Distributions to shareholders	33,702
Fund shares redeemed	1,244
Investment advisory fee	2,978
Transfer agent fee	1,857
Professional fees	5,508
Custodian expense	3,738
Trustees fees	7,643
Accrued expenses	8,544

Total liabilities		65,214

NET ASSETS:
Capital		13,847,989
Total distributable earnings		1,070,669

Net assets at value		$14,918,658

NET ASSET VALUE, offering price and redemption price per share (1,431,703 shares outstanding; unlimited number of shares authorized; no par value)		$10.42

STATEMENT OF OPERATIONS

For the six months ended December 31, 2020

Net investment income:
Interest income	$315,019

Expenses:
Investment advisory fee	36,293
Transfer agent fee	10,888
Registration expense	8,959
Custodian expense	4,276
Compliance fees	3,630
Pricing fees	2,329
Professional fees	1,946
Trustees fees	698
Other expenses	1,674

Total expenses	70,693
Fees waived by Adviser (Note 2)	(19,843)
Custodian expense reduction	(9)

Net expenses	50,841

Net investment income	264,178

Realized and unrealized gain on investments:
Net realized gain	9,248
Net change in unrealized appreciation/(depreciation)	104,339

Net realized and unrealized loss on investments	113,587

Net increase in net assets resulting from operations	$377,765

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2020 and the year ended June 30, 2020	UNAUDITED

	Six Months Ended 12/31/2020	Year Ended 06/30/2020
Operations:
Net investment income	$264,178	$584,117
Net realized gain on investments	9,248	123,316
Net change in unrealized appreciation/(depreciation)	104,339	(65,148)

Net increase in net assets resulting from operations	377,765	642,285
Total distributions	(350,538)	(629,639)
Net fund share transactions (Note 4)	1,169,074	1,470,928

Total increase	1,196,301	1,483,574
Net assets:
Beginning of year	13,722,357	12,238,783

End of period	$14,918,658	$13,722,357

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2020		For the years ended June 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.40		$10.39	$10.24	$10.48	$10.98	$10.53

Income from investment operations:
Net investment income	0.19		0.52	0.51	0.51	0.47	0.50
Net gains/(losses) on securities	0.08		0.01	0.15	(0.24)	(0.43)	0.45

Total from investment operations	0.27		0.53	0.66	0.27	0.04	0.95
Less distributions:
Distributions from net investment income	(0.19)		(0.52)	(0.51)	(0.51)	(0.47)	(0.50)
Distributions from capital gains	(0.06)		0.00	0.00	0.00	(0.07)	0.00

Total distributions	(0.25)		(0.52)	(0.51)	(0.51)	(0.54)	(0.50)

Net asset value, end of period	$10.42		$10.40	$10.39	$10.24	$10.48	$10.98

Total return	2.63%	(b)	5.20%	6.64%	2.66%	0.78%	9.29%
Net assets, end of period (in thousands)	$14,919		$13,722	$12,239	$10,957	$11,037	$12,180
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.62%	0.86%
Ratio of gross expenses to average net assets	0.98%	(c)	1.02%	1.00%	0.92%	0.74%	0.86%
Ratio of net investment income to average net assets	3.67%	(c)	4.62%	4.99%	4.95%	4.79%	4.71%
Portfolio turnover	21.92%	(b)	16.28%	3.58%	4.31%	11.04%	10.55%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Board of Trustees (the “Board”) to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation Committee. The Board has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the valuation Procedures, the Valuation Committee, consisting of all of the non-interested Trustees, has the responsibility for implementation of the Valuation Procedures including, under most circumstances, reviewing and ratifying the fair value determinations of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.	Organization and Significant Accounting Policies, continued

unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2020, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the six months ended December 31, 2020. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2020, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2020 have been evaluated by the Adviser for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2020, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$14,342
Kentucky Tax-Free Short-to-Medium Series	20,216
Mississippi Tax-Free Income Series	15,180
North Carolina Tax-Free Income Series	6
North Carolina Tax-Free Short-to-Medium Series	17,498
Tennessee Tax-Free Income Series	5,494
Tennessee Tax-Free Short-to-Medium Series	13,918
Intermediate Government Bond Series	92
Taxable Municipal Bond Series	19,843

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc., the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets determined separately for each Fund.

For the six months ended December 31, 2020, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2020, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,215,167	$2,508,785
Kentucky Tax-Free Income Series	64,867,912	30,697,271
Kentucky Tax-Free Short-to-Medium Series	1,518,853	332,956
Mississippi Tax-Free Income Series	1,140,089	806,557
North Carolina Tax-Free Income Series	8,441,759	2,210,000
North Carolina Tax-Free Short-to-Medium Series	555,439	150,000
Tennessee Tax-Free Income Series	587,405	3,456,481
Tennessee Tax-Free Short-to-Medium Series	-0-	334,186
Intermediate Government Bond Series	499,500	-0-
Taxable Municipal Bond Series	4,894,732	3,139,627

4.	Capital Shares

As of December 31, 2020 and June 30, 2020, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	135,661	$1,740,090	246,080	$3,104,504
Shares reinvested	9,891	126,904	22,101	278,564
Shares redeemed	(211,935)	(2,721,789)	(231,029)	(2,881,885)
Net increase/(decrease)	(66,383)	$(854,795)	37,152	$501,183

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,970,614	$47,584,003	13,023,200	$102,778,654
Shares reinvested	893,821	7,133,468	1,823,759	14,358,125
Shares redeemed	(6,293,944)	(50,180,384)	(14,690,719)	(115,272,687)
Net increase	570,491	$4,537,087	156,240	$1,864,092

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

4.	Capital Shares, continued

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	476,710	$2,601,039	1,286,611	$6,918,260
Shares reinvested	38,401	209,352	89,454	482,014
Shares redeemed	(471,478)	(2,568,532)	(2,964,910)	(15,976,039)
Net increase/(decrease)	43,633	$241,859	(1,588,845)	$(8,575,765)

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	101,681	$1,258,374	106,403	$1,308,777
Shares reinvested	4,483	55,529	8,169	100,197
Shares redeemed	(102,489)	(1,270,660)	(143,944)	(1,741,993)
Net increase/(decrease)	3,675	$43,243	(29,372)	$(333,019)

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,257,319	$15,123,565	2,544,879	$30,018,744
Shares reinvested	85,000	1,021,287	175,039	2,066,064
Shares redeemed	(1,203,242)	(14,472,067)	(1,697,222)	(19,982,635)
Net increase	139,077	$1,672,785	1,022,696	$12,102,173

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	47,300	$532,210	279,136	$3,113,820
Shares reinvested	7,000	78,775	18,316	203,660
Shares redeemed	(27,795)	(312,505)	(908,354)	(10,075,145)
Net increase/(decrease)	26,505	$298,480	(610,902)	$(6,757,665)

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	261,399	$3,064,130	481,990	$5,602,354
Shares reinvested	59,979	702,973	130,095	1,507,977
Shares redeemed	(624,620)	(7,325,156)	(1,455,917)	(16,861,850)
Net decrease	(303,242)	$(3,558,053)	(843,832)	$(9,751,519)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

4.	Capital Shares, continued

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	12,714	$140,528	28,717	$313,936
Shares reinvested	3,437	37,966	7,600	82,906
Shares redeemed	(48,259)	(534,099)	(106,624)	(1,160,346)
Net decrease	(32,108)	$(355,605)	(70,307)	$(763,504)

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	87,352	$902,535	106,461	$1,087,209
Shares reinvested	14,741	151,993	28,982	296,444
Shares redeemed	(62,527)	(646,178)	(118,712)	(1,211,567)
Net increase	39,566	$408,350	16,731	$172,086

TAXABLE MUNICIPAL BOND SERIES	Six months Ended December 31, 2020		Year Ended June 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	164,862	$1,721,093	149,035	$1,543,704
Shares reinvested	24,153	251,598	41,121	427,824
Shares redeemed	(77,208)	(803,617)	(47,990)	(500,600)
Net increase	111,807	$1,169,074	142,166	$1,470,928

5.	Principal Risks

Concentration	of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

State-Specific	Concentration Risk

Investment in a state-specific Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the state-specific Fund invest in state-specific municipal securities, economic, regulatory and political events in such states are likely to directly affect the state-specific Fund’s investments and its performance.

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

5.	Principal Risks, continued

securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market	Risk

The market values of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (NAV) of our shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Taxability	Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

Since these Funds are non-diversified, they may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Risks	Associated with Health Crises

An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) was first detected in China in December 2019 and subsequently spread internationally. COVID-19 has resulted in closing borders, enhanced health screenings, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on an investment in a Fund.

More detailed information about each Fund, including applicable risks, can be found in the Trust’s prospectus dated November 1, 2020.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

6.	Federal Income Taxes

At June 30, 2020, the Funds’ capital loss carry-forwards available to offset future capital gains, as follows:

	Short-term	Long-term	Total
Alabama Tax Free Income Series	$35,043	$36,362	$71,405
Kentucky Tax-Free Short-to-Medium Series	114,186		114,186
North Carolina Tax-Free Income Series	1,216,937	365,211	1,582,148
Tennessee Tax-Free Income Series	288,388	17,178	305,566
Tennessee Tax-Free Short-to-Medium Series	—	269,581	269,581
Intermediate Government Bond Series	120,261	20,861	141,122

During the year ended June 30, 2020, the following Funds utilized capital loss carry-forwards as follows:

Alabama Tax Free Income Series	$18,246
Kentucky Tax-Free Income Series	205,343
Kentucky Tax-Free Short-to-Medium Series	146,952
North Carolina Tax-Free Income Series	172,080
North Carolina Tax-Free Short-to-Medium Series	149,538
Tennessee Tax-Free Income Series	122,701
Tennessee Tax-Free Short-to-Medium Series	1,796
Intermediate Government Bond Series	11,595
Taxable Municipal Bond Series	36,663

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended June 30, 2020, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the six months ended December 31, 2020 and the year ended June 30, 2020 were as follows:

	Six months ended December 31, 2020			Year ended June 30, 2020
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$328,138	$—	$—	$680,102	$—	$—
Kentucky Tax-Free Income Series	12,441,170	—	505,458	25,818,863	—	—
Kentucky Tax-Free Short-to-Medium Series	399,913	—	—	865,554	—	—
Mississippi Tax-Free Income Series	130,279	—	21,270	275,568	—	14,209
North Carolina Tax-Free Income Series	1,718,806	—	—	3,527,438	—	—
North Carolina Tax-Free Short-to-Medium Series	104,826	1,510	—	274,467	—	—
Tennessee Tax-Free Income Series	1,096,167	—	23,197	2,425,813	—	—
Tennessee Tax-Free Short-to-Medium Series	50,330	—	—	111,556	—	—
Intermediate Government Bond Series	—	178,538	—	—	360,002	—
Taxable Municipal Bond Series	—	268,192	82,346	—	629,639	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

6.	Federal Income Taxes, continued

At June 30, 2020, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$99,242	$—	$1,899,070
Kentucky Tax-Free Income	—	2,724,275	155,511	49,215,510
Kentucky Tax-Free Short-to-Medium	—	29,896	—	1,942,250
Mississippi Tax-Free Income	—	41,175	21,206	702,078
North Carolina Tax-Free Income	—	353,793	—	9,485,809
North Carolina Tax-Free Short-to-Medium	1,510	4,351	—	735,649
Tennessee Tax-Free Income	—	210,181	—	5,786,226
Tennessee Tax-Free Short-to-Medium	—	2,129	—	358,145
Intermediate Government Bond	4,407	—	—	994,013
Taxable Municipal Bond Series	13,498	—	82,346	961,096

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/ (Losses)
Alabama Tax-Free Income	$(71,404)	$(99,242)	$1,827,666
Kentucky Tax-Free Income	-0-	(2,724,275)	49,371,021
Kentucky Tax-Free Short-to-Medium	(114,186)	(29,896)	1,828,064
Mississippi Tax-Free Income	-0-	(41,110)	723,349
North Carolina Tax-Free Income	(1,582,148)	(353,793)	7,903,661
North Carolina Tax-Free Short-to-Medium	-0-	(4,351)	737,159
Tennessee Tax-Free Income	(305,565)	(210,181)	5,480,661
Tennessee Tax-Free Short-to-Medium	(269,581)	(2,129)	88,564
Intermediate Government Bond	(141,122)	(4,407)	852,891
Taxable Municipal Bond Series	-0-	(13,498)	1,043,442

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2021, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At December 31, 2020, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2020, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$4,158
Kentucky Tax Free Income Series	5,880
Kentucky Tax-Free Short-to-Medium Series	103
Mississippi Tax-Free Income Series	2,859

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

7.	Line of Credit Agreement and Custodian Agreement, continued

Weighted average borrowings
North Carolina Tax-Free Income Series	$924
North Carolina Tax-Free Short-to-Medium Series	-0-
Tennessee Tax-Free Income Series	17,571
Tennessee Short-to-Medium Tax-Free Series	3,929
Intermediate Government Bond Series	-0-
Taxable Municipal Bond Series	353

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2020

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer During Past Five Years
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee Chair of Nominating Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 – present; online business support services for equestrian events); President, H&S Parent, Inc. (2017 – present; health and wellness)	10	Advisory Board, Community Trust Bank,
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 (1952)	Trustee Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (self-employed strategic marketing consultant; 2012 – present)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee Chair of Audit Committee	Indefinite Term/ Since October 2011	Vice President for Finance and Business, Transylvania University (2009 – present)	10	Director, Bank of the Bluegrass
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 (1978)	Trustee	Indefinite Term/ Since August 2019	Managing Member of Knox Consulting LLC (October 2020 – present, project management, advocacy, and organization-optimization services). General Counsel, Mt. Brilliant Farm and Boone Creek LLC (2017 – 2020); Sr. Director of Philanthropy UK Health Care (2016 – 2017); Executive Director, Fayette Alliance (2006 – 2016)	10	Sayre School Board, Fayette Alliance Board, Iroquois Hunt Club Board
Interested Trustees and Officers of the Trust
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 (1962)	President Trustee	Annual Term/ President, May 2018 to present; Executive Vice President, October 2005 to May 2018 Trustee since 2019	President, Dupree & Company, Inc.	10	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President	Annual Term/ May 2018 to present	Attorney/Registered Representative Dupree & Company, Inc. (2017 – present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003 – 2017)	N/A	N/A
Michelle Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Secretary Treasurer Vice President	Annual Term/ October 1999 to present	Secretary, Treasurer, Vice President of Dupree & Company, Inc.	N/A	N/A
Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 to present	Vice President of Dupree & Company, Inc.	N/A	N/A

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2020

Trustee and officer information, continued

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer During Past Five Years
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Compliance Officer	Annual Term/ August 2017 to present	Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 – present)	N/A	N/A

Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

As of December 31, 2020, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2020, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ended June 30, 2020, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Liquidity Risk Management Program

The Trust has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Trust’s Board of Trustees (the “Board”) designated certain officers of the Trust as the administrator of the Program (“Liquidity Administrator”). The Program is reasonably designed to assess and manage the liquidity risk of each Fund. Liquidity risk is the risk that each Fund could not meet requests to redeem shares issued by each Fund without significant dilution of remaining investors’ interests.

The Liquidity Administrator provided a written report to the Board for consideration at its October 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 through September 30, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program operated effectively and was adequately and effectively implemented to assess and manage each Fund’s liquidity risk. The Liquidity Administrator also reported that there were no liquidity events that impacted each Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each Fund may be subject, can be found in each fund’s prospectus.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2020

Renewal of Advisory Agreements

In connection with a meeting held on October 26, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust with respect to each of the Funds.

In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement and carefully evaluated the following factors: (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to each Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as a Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders. In its evaluation the Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board began its review by giving careful consideration to the nature, extent and quality of the services provided by the Adviser, including services provided by the Adviser as the Trust’s transfer agent, fund accountant and administrator. The Board reviewed the Adviser’s experience and the capabilities of its personnel, noting the consistency and longevity of the key employees employed by the Adviser. In light of the COVID-19 pandemic during 2020, the Board spent considerable time discussing the effectiveness of the Adviser’s business continuity and disaster recovery plans. The Board also discussed the Adviser’s compliance program, noting no concerns for 2020. After further discussion and consideration of the personnel involved in servicing each Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of each Fund over the last 10 years, or since inception in the case of the Taxable Municipal Bond Series, and compared the performance of each Fund to the respective indices, peer groups and Morningstar categories. The Board considered the Adviser’s methodology to select the peer groups, noting no material changes in the Adviser’s selection process or peer group composition relative to the previous year. The Board considered the Adviser’s explanation that it was difficult to construct peer groups for the short-to-medium Funds due to the lack of comparable funds in the respective states, and further noted that all short term, single-state municipal bond funds in the Morningstar category were used to construct the short-to-medium peer group. Consequently, the Trustees noted that the short-to-medium Funds tended to perform differently from the indexes and peer groups due to differences in credit quality and duration.

The Board reviewed performance for each Fund over the 1-Year, 5-Year and 10-Year and Since Inception (if applicable) periods, relative to the Funds’ respective benchmarks and peer groups. The Trustees noted that the each Fund generally outperformed their respective peer groups and Morningstar categories, but slightly underperformed the respective index primarily due to the fact that an index does not reflect fund fees or expenses. After further discussion, the Board concluded that Fund performance was satisfactory.

Fees and Expenses. The Board reviewed the range of advisory fees paid by the Funds to the Adviser and the total operating expenses of each Fund. The Board turned its attention to materials previously provided by the Adviser that compared the investment advisory fees assessed to the Funds with each Fund’s peer group and the appropriate Morningstar category averages. The Board noted that the advisory fees for the Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group and Morningstar category averages. The Board also noted that the advisory fee for the other Funds were equal to or higher than the peer group and Morningstar category averages but was within the range of fees charged by the peer groups and Morningstar category. The Board noted the Adviser’s explanation that the slightly higher fees were due to the smaller size of the Funds as compared to the size of the funds comprising the peer group and Morningstar categories. The Board observed that with respect to total operating expenses, the average expense ratios for all Funds, after voluntary fee waivers and reimbursements, were lower than the average expense ratios of the peer groups and Morningstar categories. The Board noted that the voluntary fee waivers and expenses reimbursements would remain in place for an additional one-year period, and further noted that the Adviser voluntarily waived fees and reimburses expenses to the extent necessary to keep total each Fund’s operating expenses below 0.70%. The Board reviewed the advisory fee breakpoints currently in place for all Funds. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2020

Renewal of Advisory Agreements, continued

Economies of Scale and Profitability. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited income statement and balance sheet for the six-months ended June 30, 2020, a statement of income and expenses for the six-months ended June 30, 2020. The Board also considered the net profit margins realized on each Fund. The Board noted the Adviser’s explanation regarding the allocation of revenues and expenses, specifically noting that all marketing expenses are allocated to the Adviser. The Board discussed the methodology used by the Adviser in determining profitability and noted that it was the same methodology as used in previous years.

The Board considered the transfer agency fees earned by the Adviser for services provided to the Funds pursuant to the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Board noted the Adviser’s explanation that the transfer agency fees earned by the Adviser reflected its service to the Funds’ direct shareholders and the coordination of any trading and settlement issues for all shareholders. The Board discussed the level and quality of services provided to shareholders by the Adviser, including changes in processes and locations due to the COVID-19 pandemic. The Board reviewed transfer agency, administration and fund accounting fees (“Administrative Fees”) paid by a peer group of funds and compared those fees to the fees paid by the Trust. The Board also discussed the net profit margins realized by the Adviser on each Fund under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After further discussion, the Board concluded the level of profit realized by the Adviser in connection with its advisory services provided to the Funds was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that renewal of the Investment Advisory Agreement would be in the best interests of the Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2020

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2020	Beginning Account Value July 1, 2020*	Ending Account Value December 31, 2020**	Expenses Paid During the Six Months Ended December 31, 2020
Alabama Tax-Free Income Series
Actual	.71%	$1,000.00	$1,009.98	$3.58
Hypothetical	.71	1,000.00	1,025.21	3.60
Kentucky Tax-Free Income Series
Actual	.57	1,000.00	1,016.38	2.87
Hypothetical	.57	1,000.00	1,025.21	2.89
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,007.96	3.57
Hypothetical	.71	1,000.00	1,025.21	3.60
Mississippi Tax-Free Income Series
Actual	.71	1,000.00	1,008.32	3.58
Hypothetical	.71	1,000.00	1,025.21	3.61
North Carolina Tax-Free Income Series
Actual	.69	1,000.00	1,011.70	3.50
Hypothetical	.69	1,000.00	1,025.21	3.52
North Carolina Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,006.76	3.57
Hypothetical	.71	1,000.00	1,025.21	3.60
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,010.03	3.58
Hypothetical	.71	1,000.00	1,025.21	3.61
Tennessee Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,004.49	3.58
Hypothetical	.71	1,000.00	1,025.21	3.61

DUPREE MUTUAL FUNDS UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2020

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2020	Beginning Account Value July 1, 2020*	Ending Account Value December 31, 2020**	Expenses Paid During the Six Months Ended December 31, 2020
Intermediate Government Bond Series
Actual	.67%	$1,000.00	$1,000.30	$3.38
Hypothetical	.67	1,000.00	1,025.21	3.42
Taxable Municipal Bond Series
Actual	.71	1,000.00	1,013.26	3.58
Hypothetical	.71	1,000.00	1,025.21	3.60

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Item 2. Not applicable.

Item 3. Not applicable.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a)	Included as part of Item 1.
(b)	Not applicable.

Item 7. Not applicable.

Item 8. Not applicable.

Item 9. Not applicable.

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)

(1)	Not applicable.
(2)	Certifications
(3)	Not applicable.
(4)	Not applicable.
(b)	Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III,
President

Date: February 26, 2021

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 26, 2021